Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2017
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Valuation and qualifying accounts

Schedule V

Valuation and qualifying accounts

Amounts in million EUR	2017	2016	2015
Balance at January 1	215	249	363
Addition charged to earnings	40	5	30
Amounts written off and other changes	(37)	(40)	(152)
Currency translation	(5)	1	8
Balance at December 31	213	215	249

The provisions can be analyzed as follows:
Mortgages	48	40	56
Other loans	116	97	86
Receivables	48	79	107
Total	213	215	249